CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts	$ 5,398,166	$ 3,127,348
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	89,018,518	95,237,174
Ordinary shares, shares outstanding	76,531,135	82,749,791
Treasury Stock, Shares	12,487,383	12,487,383
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 1,874,208	$ 2,102,147